SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)		12 Months Ended
	Jun. 22, 2022	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2023	Jul. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Convertible notes payable		$ 2,507,636	$ 2,279,316			$ 700,816	$ 616,500
Original issue discount		(225,835)	(74,502)			(53,614)
Beneficial conversion feature		(22,013)	(175,275)
Debt discount		(49,489)	(392,883)
Total convertible notes payable		2,210,299	1,636,656			647,202
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Convertible notes payable		564,138	457,380			457,380	385,000
Convertible notes payable		$ 564,138	$ 457,380
Debt instrument interest rate		0.00%	0.00%
Debt instrument maturity date		Aug. 30, 2024	Oct. 20, 2022
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 74,621	$ 60,500			60,500	50,000
Convertible notes payable		$ 74,621	$ 60,500
Debt instrument interest rate		0.00%	0.00%
Debt instrument maturity date		Aug. 30, 2024	Oct. 20, 2022
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 225,377	$ 182,936			182,936	181,500
Convertible notes payable		$ 225,377
Debt instrument interest rate		0.00%
Debt instrument maturity date		Aug. 30, 2024
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 259,685	220,000
Convertible notes payable		$ 259,685	$ 220,000
Debt instrument interest rate		0.00%	0.00%
Debt instrument maturity date		Aug. 30, 2024	Mar. 23, 2023
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 127,979	$ 110,000
Convertible notes payable		$ 127,979	$ 110,000
Debt instrument interest rate		0.00%	0.00%
Debt instrument maturity date		Aug. 30, 2024	Apr. 28, 2023
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 128,020	$ 110,000
Convertible notes payable		$ 128,020	$ 110,000
Debt instrument interest rate		0.00%	0.00%
Debt instrument maturity date		Aug. 30, 2024	May 10, 2023
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 63,302	$ 55,000
Convertible notes payable		$ 63,301	$ 55,000
Debt instrument interest rate		0.00%	0.00%
Debt instrument maturity date		Aug. 30, 2024	Jun. 01, 2023
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 94,314	$ 82,500
Convertible notes payable		$ 94,314	82,500
Debt instrument interest rate	0.00%	0.00%
Debt instrument maturity date	Jun. 22, 2023	Aug. 30, 2024
Convertible Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Convertible notes payable			$ 341,000
Convertible notes payable		$ 341,000			$ 341,000
Debt instrument interest rate		0.00%	0.00%
Convertible Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 123,200	$ 110,000
Convertible notes payable		$ 123,200	$ 110,000
Debt instrument interest rate		0.00%	0.00%
Debt instrument maturity date		Aug. 30, 2024	Aug. 31, 2023
Convertible Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 92,400	$ 82,500
Convertible notes payable		$ 92,400	$ 82,500
Debt instrument interest rate		0.00%	0.00%
Debt instrument maturity date		Aug. 30, 2024	Sep. 09, 2023
Convertible Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 123,200	$ 110,000
Convertible notes payable		$ 123,200	$ 110,000
Debt instrument interest rate		0.00%	0.00%
Debt instrument maturity date		Aug. 30, 2024	Sep. 20, 2023
Convertible Promissory Note Thirteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 110,000	$ 110,000
Convertible notes payable		$ 110,000	$ 110,000
Debt instrument interest rate		0.00%	0.00%
Debt instrument maturity date		Oct. 20, 2023	Oct. 20, 2023
Convertible Promissory Note Fourteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 92,400	$ 82,500
Convertible notes payable		$ 92,400	$ 82,500
Debt instrument interest rate		0.00%	0.00%
Debt instrument maturity date		Aug. 30, 2024	Nov. 09, 2023
Convertible Promissory Note Fifteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 55,000	$ 55,000
Convertible notes payable		$ 55,000	$ 55,000
Debt instrument interest rate		0.00%	0.00%
Debt instrument maturity date		Nov. 14, 2023	Nov. 14, 2023
Convertible Promissory Note Sixteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 110,000	$ 110,000
Convertible notes payable		$ 110,000	$ 110,000
Debt instrument interest rate		0.00%	0.00%
Debt instrument maturity date		Dec. 22, 2023
Convertible Promissory Note Seventeen [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 264,000
Convertible notes payable		$ 341,000
Debt instrument interest rate		0.00%
Debt discount				$ (997,700)